Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Municipal Opportunities Fund

For the period ended June 30, 2026

Schedule of Investments (unaudited)

June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 111.39%

Corporate Bonds 3.40%

Health Care Services 3.40%
Eastern Maine Healthcare Systems (cost $9,711,338)	5.022%		7/1/2036	BB-	$12,000,000	$9,868,772

					Shares
INVESTMENT COMPANIES – CLOSED-END FUND 1.39%
AllianceBernstein National Municipal Income Fund, Inc.					129,025	1,472,175
BNY Mellon Strategic Municipals, Inc.					183,547	1,185,714
BNY Mellon Strategic Municipal Bond Fund, Inc.					224,958	1,383,492
Total Investment Companies-Closed-End Fund (cost $3,843,818)						4,041,381

					Principal Amount

MUNICIPAL BONDS 106.39%

Corporate-Backed 7.78%
Arkansas Development Finance Authority-Hybar LLC†	7.50%		7/1/2048	B-	$200,000	224,307
California Infrastructure & Economic Development Bank-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	5,160,000	3,379,800
California Municipal Finance Authority-Clay Lacy Santa Ana LLC AMT†	6.00%		1/1/2055	NR	6,215,000	6,582,560
East Nassau Stewardship District Special Assessment 2025 FL	6.25%		5/1/2056	NR	1,300,000	1,355,097
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR	5,190,000	5,351,628
Legacy Community Authority CO	6.75%		12/1/2055	NR	4,140,000	4,278,903
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	1,750,000	1,408,741
Total						22,581,036

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education 10.73%
California Infrastructure & Economic Development Bank(b)	5.25%	5/15/2059	AA		$1,235,000	$1,316,397
Chester County Health & Education Facilities Authority-Immaculata University PA	4.25%	11/1/2032	BB-	(c)	865,000	817,935
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2041	BB-	(c)	375,000	347,479
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR		3,300,000	3,331,019
Clifton Higher Education Finance Corp.-Aristoi Classical Academy TX	6.00%	8/15/2055	BB		4,490,000	4,496,894
Development Authority of The City of Marietta-Life University Inc GA†	5.00%	11/1/2047	B1		3,000,000	2,729,701
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.25%	7/1/2055	BB+		5,000,000	5,104,023
Illinois Finance Authority-Illinois Institute of Technology†	5.875%	9/1/2046	BB+		1,000,000	1,002,054
Lamar Consolidated Independent School District TX(b)	5.00%	2/15/2059	AAA		10,000,000	10,456,897
Louisiana Public Facilities Authority-Lafayette Renaissance Charter Academy†	6.375%	6/15/2053	NR		1,500,000	1,543,762
Total						31,146,161

General Obligation 5.15%
Chicago Board of Education IL GO	5.00%	12/1/2046	BB+		2,945,000	2,794,168
Chicago Board of Education IL GO	5.75%	12/1/2050	BB+		2,965,000	3,021,240
Grapevine Wash Local District-Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%	3/1/2055	NR		1,000,000	1,001,812
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon	6/1/2055	NR		1,000,000	883,950
Public Finance Authority-Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR		2,695,000	1,141,459
Public Finance Authority WI†	6.00%	11/15/2045	NR		3,500,000	3,506,311
Resort Core Public Infrastructure District No. 1 UT GO	Zero Coupon	3/1/2057	NR		2,350,000	1,831,052

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Resort Core Public Infrastructure District No. 1 UT GO	5.875%	3/1/2057	NR		$750,000	$770,698
Total						14,950,690

Health Care 29.16%
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR		1,500,000	1,609,920
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		4,329,000	3,271,403
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2065	NR		4,500,000	4,581,538
California Public Finance Authority-Kendal at Ventura†(d)	11.00%	5/15/2028	NR		2,000,000	2,000,749
California Public Finance Authority-Kendal at Ventura†(d)	14.00%	5/15/2028	NR		435,000	434,738
California Public Finance Authority-QSH/LB LLC†	6.625%	6/1/2065	NR		1,750,000	1,874,038
California Public Finance Authority-QSH/MB LLC†	6.75%	7/1/2065	NR		2,995,000	3,249,837
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2046	BB-	(c)	2,330,000	2,071,185
Connecticut State Health & Educational Facilities Authority Odd Fellows Home of Connecticut Inc Obligated Group(d)	6.375%	12/15/2061	NR		1,600,000	1,623,037
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		3,720,000	3,901,238
Florida Local Government Finance Commission-Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR		1,030,000	1,030,952
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2045	NR		1,100,000	969,358
King County Public Hospital District No. 4 WA	6.625%	12/1/2045	NR		1,500,000	1,534,733

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
King County Public Hospital District No. 4 WA	7.00%	12/1/2060	NR		$2,800,000	$2,864,621
Maryland Health & Higher Educational Facilities Authority(b)	5.00%	7/1/2054	A+		200,000	207,715
Maryland Health & Higher Educational Facilities Authority(b)	5.25%	7/1/2054	A+		200,000	207,715
Massachusetts Development Finance Agency-Care Communities LLC Obligated Group†	6.50%	7/15/2060	NR		7,000,000	7,224,029
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR		1,345,000	1,376,939
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	6.50%	7/1/2056	NR		5,800,000	6,073,294
Norman Regional Hospital Authority Obligated Group OK	3.25%	9/1/2038	CCC		2,260,000	1,519,375
Public Finance Authority-Inperium Inc Obligated Group WI†(d)	6.00%	12/1/2055	NR		1,000,000	1,024,998
Public Finance Authority-Munificent Behavioral Hospitals I Inc Obligated Group WI†	7.25%	1/1/2061	NR		6,000,000	6,417,571
Public Finance Authority-QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon	7/1/2064	NR		168,920,000	2,041,043
Rhode Island Health & Educational Building Corp.-Chartercare Health of Rhode Island Obligated Group	8.50%	10/1/2056	NR		6,375,000	7,154,503
Shelby County Health Educational & Housing Facilities Board-Luke Inc Obligated Group TN	5.75%	10/1/2059	NR		1,455,000	1,018,418
South Carolina Jobs-Economic Development Authority-Connexion Communities Obligated Group†	6.75%	10/15/2060	NR		5,000,000	5,196,762
Washington State Housing Finance Commission-Bonesta SE LLC Obligated Group	7.00%	5/1/2066	NR		5,000,000	5,195,536
Washington State Housing Finance Commission-Horizon House Obligated Group	6.25%	1/1/2061	BB	(c)	3,500,000	3,622,866

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Local Development Corp.-QSH/Tarrytown LLC NY†	6.50%		12/1/2065	NR	$1,625,000	$1,704,750
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB	280,000	265,888
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	7.50%		11/1/2055	NR	3,000,000	3,355,670
Total						84,624,419

Housing 11.23%
California Community Housing Agency Summit at Sausalito Apartments†	4.00%		2/1/2050	NR	9,360,000	7,154,490
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR	3,500,000	2,438,653
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR	8,660,000	8,108,323
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.50%		6/1/2054	NR	3,280,000	3,169,148
California Public Finance Authority-Stadium South LLC†	6.75%		1/1/2066	NR	5,000,000	5,075,224
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR	4,000,000	821,348
Miami-Dade County Industrial Development Authority-PRG-Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR	4,800,000	5,026,916
New Hampshire Business Finance Authority†	4.166%	#(a)	1/20/2041	NR	1,000,000	794,631
Total						32,588,733

Multi-Family Housing 0.81%
New Hampshire Business Finance Authority†	4.22%	#(a)	6/20/2049	NR	3,000,000	2,345,204

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 8.69%
Capital Trust Agency, Inc.-Educational Growth Fund LLC FL†	5.00%		7/1/2056	NR	$4,000,000	$3,650,509
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	11,352,650	7,435,986
Municipal Improvement Corp. of Los Angeles(b)	5.50%		5/1/2055	A+	5,500,000	5,950,103
New Hampshire Business Finance Authority-Centurion Foundation Sample Road LLC	5.54%		8/15/2057	NR	8,085,000	8,174,808
Total						25,211,406

Pollution Control 1.14%
Pennsylvania Economic Development Financing Authority-Noble Environmental Inc†	6.875%		9/1/2047	NR	3,000,000	3,324,532

Power 3.68%
Southern California Public Power Authority(b)	5.25%		7/1/2053	AA-	10,000,000	10,684,876

Special Tax 5.84%
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	6.25%		12/1/2054	NR	4,934,818	5,020,387
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.75%		6/1/2055	NR	5,000,000	5,154,063
Deseret Public Infrastructure District No. 2 Special Desert Assessment Area UT†	6.50%		12/1/2055	NR	1,875,000	1,940,666
New York City Transitional Finance Authority(b)	5.50%		5/1/2052	AAA	400,000	432,953
New York Transportation Development Corp.(b)	6.00%		6/30/2050	Baa3	1,000,000	1,073,423
New York Transportation Development Corp.(b)	6.00%		6/30/2055	Baa3	2,000,000	2,134,597
Utah City West Public Infrastructure District No. 1 Assessment Area No. 1†	5.875%		12/1/2055	NR	1,155,000	1,187,054
Total						16,943,143

Tax Revenue 0.15%
New York State Dormitory Authority-State of New York Personal Income Tax Revenue(b)	5.25%		3/15/2052	Aa1	400,000	424,752

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 5.46%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	$12,945,000	$10,154,750
California Statewide Financing Authority	Zero Coupon		6/1/2046	NR	500,000	133,276
Golden State Tobacco Securitization Corp. CA	Zero Coupon		6/1/2066	NR	15,000,000	1,554,723
Nassau County Tobacco Settlement Corp. NY	5.00%		6/1/2035	CC	1,520,000	838,285
Nassau County Tobacco Settlement Corp. NY(e)	5.25%		6/1/2026	D	804,547	442,501
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2041	NR	7,000,000	2,719,420
Total						15,842,955

Transportation 11.02%
New Jersey Transportation Trust Fund Authority-State of New Jersey(b)	5.00%		6/15/2055	A1	12,000,000	12,424,215
Oklahoma Turnpike Authority(b)	5.50%		10/1/2054	Aa3	5,000,000	5,475,221
Public Finance Authority-Million Air Three Obligated Group WI AMT†	7.00%		9/1/2054	NR	2,000,000	2,115,684
Public Finance Authority-Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	5,000,000	5,153,194
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%		6/30/2060	Baa3	6,500,000	6,813,806
Total						31,982,120

Utilities 5.55%
Black Belt Energy Gas District(b)	5.00%		10/1/2035	A2	5,500,000	5,551,403
Black Belt Energy Gas District AL(b)	5.00%		10/1/2035	A2	6,000,000	6,056,075
Southeast Energy Authority A Cooperative District AL(b)	5.00%	#(a)	1/1/2056	A1	4,400,000	4,493,490
Total						16,100,968
Total Municipal Bonds (cost $300,947,246)						308,750,995

OTC OPTIONS PURCHASED 0.03% (cost $98,010)						78,910

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
WARRANTS 0.18%

Construction & Engineering 0.18%
BL Train Holdings West LLC*		11.50%	12/1/2035	NR	$13,816	$34,540
Desertxpress Enterprises LLC*		1.00%	4/30/2036	NR	200,925	502,313
Total Warrants (cost $0)						536,853
Total Long-Term Investments (cost $314,600,412)						323,276,911

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 4.68%

VARIABLE RATE DEMAND NOTES 4.20%

Education 0.17%
Connecticut State Health & Educational Facilities Authority-Yale University	2.600%	7/1/2026	7/1/2042	AAA	500,000	500,000

General Obligation 1.48%
City of New York NY GO	3.050%	7/1/2026	4/1/2042	AA	3,300,000	3,300,000
City of New York NY GO	3.050%	7/1/2026	4/1/2042	AA	400,000	400,000
City of New York NY GO	3.050%	7/1/2026	10/1/2046	AA	600,000	600,000
Total						4,300,000

Pollution Control 0.83%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	300,000	300,000
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	2,100,000	2,100,000
Total						2,400,000

Utilities 1.72%
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.050%	7/15/2026	6/15/2041	AA+	5,000,000	5,000,000
Total Variable Rate Demand Notes (cost $12,200,000)						12,200,000

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.48%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $1,413,400 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $1,403,030; proceeds: $1,375,605 (cost $1,375,481)	$1,375,481	$1,375,481
Total Short-Term Investments (cost $13,575,481)		13,575,481
Total Investments in Securities 116.07% (cost $328,175,893)		336,852,392
Other Assets and Liabilities – Net (16.07)%		(46,641,102)
Net Assets 100.00%		$290,211,290

AMT	Income from the security may be subject to Alternative Minimum Tax.
NR	Not Rated.
SIFMA	Insured by Securities Industry and Financial Markets Association.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $131,324,704, which represents 45.25% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis.
(e)	Defaulted.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

OTC Options Purchased at June 30, 2026:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
CDX.NA.HY.S46.Put	Goldman Sachs	20,000,000	9/16/2026	$105	$20,000,000	$78,910

Futures Contracts at June 30, 2026:
Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2026	3	Short	$(331,027)	$(340,500)	$(9,473)

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$9,868,772	$–	$9,868,772
Investment Companies-Closed-End Fund	4,041,381	–	–	4,041,381
Municipal Bonds(3)	–	308,750,995	–	308,750,995
OTC Options Purchased	–	78,910	–	78,910
Warrants	–	536,853	–	536,853
Short-Term Investments
Variable Rate Demand Notes	–	12,200,000	–	12,200,000
Repurchase Agreements	–	1,375,481	–	1,375,481
Total	$4,041,381	$332,811,011	$–	$336,852,392
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(9,473)	–	–	(9,473)
Total	$(9,473)	$–	$–	$(9,473)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Financial Statements.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on July 3, 2024. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on October 22, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fixed Income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize

11

Notes to Schedule of Investments (unaudited)(continued)

the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay

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Notes to Schedule of Investments (unaudited)(concluded)

in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the Fund did not have any securities on loan.

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QPHR-MOPPS-3Q

(08/26)